Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of Future minimum payments under non-cancelable leases

Operating
Lease
Commitments
Year ended December 31,
2020	$5,634
2021	7,924
2022	2,487
2023	2,368
2024	2,439
Thereafter	16,498
Future minimum lease payments	$37,350